Document and Entity Information shares in Thousands	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Entity Registrant Name	SatixFy Communications Ltd.
Entity Central Index Key	0001915403
Document Type	20-F/A
Document Period End Date	Dec. 31, 2024
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE Due to an administrative error, we are filing this Amendment No. 1 (“Amendment No. 1”) to our Annual Report on Form 20-F (the “Original Filing”) to include Exhibit 2.4, Description of Securities, which was inadvertently omitted in the Original Filing, and amending Item 18 of the Original Filing to include the Report of our Independent Registered Public Accounting Firm dated as April 1, 2025. The Report of our Independent Registered Public Accounting Firm that was included in the Original Filing was not dated. For clarity, the audited consolidated financial statements as of and for the three fiscal years ended December 31, 2024 included in this Amendment No. 1 are otherwise unchanged from the audited consolidated financial statements included in the Original Filing. In addition, pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended, the certifications pursuant to Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 have been re-executed as of the date of, and are re-filed as part of, this Amendment No. 1 as Exhibits 12.1, 12.2, 13.1 and 13.2. Other than expressly set forth herein, this Amendment No. 1 does not, and does not purport to, amend or restate any other information contained in the Original Filing nor does this Amendment No. 1 reflect any events that have occurred after the Original Filing was filed.
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Common Stock, Shares Outstanding	85,672,474
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	L3
Entity File Number	001-41544
Entity Address, Address Line One	12 Hamada St
Entity Address, City or Town	Rehovot
Entity Address, Postal Zip Code	670315
Entity Address, Country	IL
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	SATX
Security Exchange Name	NYSE
Document Accounting Standard	International Financial Reporting Standards
Document Registration Statement	false
Auditor Firm ID	1185
Auditor Location	Tel-Aviv, Israel
Auditor Name	Ziv Haft
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	12 Hamada St
Entity Address, City or Town	Rehovot
Entity Address, Postal Zip Code	670315
Entity Address, Country	IL
Contact Personnel Name	Oren Harari
City Area Code	972
Local Phone Number	8-939-3200